Note 12 - Stock Options and Stock-based Employee Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance (in shares)	8,180	0
Weighted- Average Grant Date Fair Value, Outstanding, Beginning Balance (in dollars per share)	$ 52.49	$ 0
Awarded (in shares)		8,000
Awarded, Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share)		$ 52.49
Vested (in shares)	(140)	0
Vested Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share)	$ 912.01	$ 0
Cancelled (in shares)	(228)	0
Cancelled, Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share)	$ 21.58	$ 0
Balance (in shares)	7,879	8,180
Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share)	$ 37.68	$ 52.49